Business Combinations And Capital Reorganization - Additional Information (Detail)								3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 29, 2022 EUR (€) shares € / shares	Nov. 09, 2021 EUR (€)	Sep. 02, 2021 EUR (€)	Aug. 19, 2021 EUR (€)	Sep. 03, 2020 EUR (€)	May 31, 2020	Feb. 19, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Jun. 30, 2022 EUR (€) € / shares	Jun. 30, 2021 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)	[1]	Jun. 30, 2023 shares € / shares	Aug. 30, 2022 shares € / shares	Aug. 04, 2022 USD ($) shares	Jul. 27, 2022	Apr. 21, 2022 € / shares	Dec. 31, 2021 $ / shares	Dec. 21, 2021 € / shares	Nov. 23, 2021 € / shares	Oct. 01, 2021 EUR (€)	Oct. 01, 2021 USD ($)	Sep. 30, 2021 € / shares	Sep. 16, 2021 USD ($) $ / shares shares	Sep. 16, 2021 € / shares
Disclosure of detailed information about business combination [line items]
Perentage of acquisition interests in the subsidiary	100.00%
Finance costs									€ 3,437,423	€ 26,069,934					€ 32,067,146	€ 1,010,799	[1]	€ 266,753
Net assets																												€ 1,209,040,000	$ 1,400,000,000
Adjustment to additional paid in capital incremental costs															17,397,322
Non incremental costs attributable to share issue recognized in expenses															8,046,158
Par value per share | € / shares																								€ 0.12
Class A Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Par value per share | (per share)									€ 0.12																$ 0.12	€ 0.12	€ 0.12			€ 0.12		€ 0.5
Kensington Acquisition Corp Two [Member]
Disclosure of detailed information about business combination [line items]
Net assets excluding subscription receivable																												99,524,444	115,243,682
Common stock shares subscription receivable value																												95,859,600	111,000,000
Net assets																												195,384,044
Transaction Costs								€ 72,171,562
Kensington Acquisition Corp Two [Member] | cash and cash equivalent [Member]
Disclosure of detailed information about business combination [line items]
Net assets excluding subscription receivable																												114,015,290
Kensington Acquisition Corp Two [Member] | Derivative warrant liabilitiesMember [Member]
Disclosure of detailed information about business combination [line items]
Net assets excluding subscription receivable																												14,490,846
Wallbox Chargers Business [Member] | At fair value [member]
Disclosure of detailed information about business combination [line items]
Net assets																												€ 1,209,040,000	$ 1,400,000,000
Equity interest as a percentage of fair value of net assets																												18.10%	18.10%
Fair value of shares exchanged																												€ 267,555,606
Subscription Agreement [Member] | Private Investment In Public Equity Investors [Member] | Kensington And Wallbox [Member]
Disclosure of detailed information about business combination [line items]
Common stock shares subscribed but not issued shares | shares																															11,100,000
Common stock shares subscribed but not issued value | $																															$ 111,000,000
Shares issued price per share | $ / shares																															$ 10
Intelligent Solutions AS [Member]
Disclosure of detailed information about business combination [line items]
Percentage Of Share Capital Agreed To Pay As Per Business Acquisiton						61.66%
Business Acquisition Percentage Of Put Options Granted to Share Capital As Consideration							38.34%
Business Acquisiton,Percentage Of Share Capital to Acquire							100.00%
Perentage of acquisition interests in the subsidiary							100.00%
Fair Value Of Put Option Granted To Sellers Amount At The Acquisition Date							€ 2,597,039
Payment Of Put Option Liability		€ 1,750,000	€ 125,000	€ 1,000,000
Finance costs															156,619
Consolidated revenue															9,214,357	3,903,890
Consolidated net result															541,534	96,909
Goodwill								2,697,292							2,697,292
Consideration transferred, acquisition-date fair value								2,737,573							2,737,573
Cash consideration transferred								140,534							140,534
Electromaps, S.L [Member]
Disclosure of detailed information about business combination [line items]
Perentage of acquisition interests in the subsidiary					100.00%
Fair Value Of Put Option Granted To Sellers Amount At The Acquisition Date					€ 3,645,117
Finance costs															98,925	32,396
Consolidated revenue															354,077	125,196
Consolidated net result															420,108	51,003
Increase in capital					€ 500,000
Business Acquisiton Percentage Of Capital Increase To Sharecapital					51.00%
Business Acquisiton Call And Put Options Granted For Percentage Of Sharecapital Held By The Noncontrolling Interests					49.00%
Fair Value Of Call Option At The Acquisition Date					€ 0
Fair Value Of Call Option Subequently					€ 0
Fair Value Of Put Option Liability								3,776,438							3,776,438	3,677,513
Consolidated revenue,business combination had taken place at beginning of the period																363,000
Consolidated net result,business combination had taken place at beginning of the period																3,000
Electromaps, S.L [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Perentage of acquisition interests in the subsidiary																							100.00%
Number of instruments or interests issued or issuable | shares																					163,861
Par value per share | € / shares																					€ 0.12
Electromaps, S.L [Member] | Operating Expenses [Member]
Disclosure of detailed information about business combination [line items]
Costs related to business combination																€ 15,450
Electromaps, S.L [Member] | Restated [Member]
Disclosure of detailed information about business combination [line items]
Intangible Assets								162,543							162,543
Goodwill								121,907							121,907
Deferred tax liabilities								40,636							40,636
Electromaps, S.L [Member] | Three months after the approval of the 2023 statutory accounts [Member]
Disclosure of detailed information about business combination [line items]
Business Combination Liability For The Redemption Amount Has Been Estimated Discounting The Contractual Strike Price								€ 4,000,000							€ 4,000,000
Annual rate								2.69%							2.69%
AR Electronics Solutions SL [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	€ 10,499,985.23
Cash consideration transferred	€ 4,200,000
Earnout Payments											€ 1,000,000	€ 1,000,000	€ 1,000,000
AR Electronics Solutions SL [Member] | Major business combination [member] | Class A Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | shares	700,777
Par value per share | € / shares	€ 0.12
AR Electronics Solutions SL [Member] | After The Reporting Period [Member]
Disclosure of detailed information about business combination [line items]
Percentage of Business consideration paid out in cash	50.00%
AR Electronics Solutions SL [Member] | After The Reporting Period [Member] | Class A Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Percentage of Business consideration paid out in shares	50.00%
Coil Inc [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Perentage of acquisition interests in the subsidiary																						100.00%
Consideration transferred, acquisition-date fair value | $																						$ 3,589,999
Cash consideration transferred | $																						$ 1,080,000
Earnout Payments | $														$ 2,800,020
Earnout Payments, Shares | shares																						304,350
Coil Inc [Member] | Major business combination [member] | Class A Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | shares																				272,826
Par value per share | € / shares																				€ 0.12

[1]	The amounts included in the consolidated statements of profit or loss and other comprehensive income for the year ended 31 December 2020 and 2019 have not been restated, with the exception of EPS, please see note 6.